REVENUE FROM CONTRACTS WITH CUSTOMERS (Schedule of revenues by timing of revenue recognition) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue recognized at a point in time, attributable to industrial segment	$ 106	$ 2,166
Revenue recognized over time, attributable to agriculture and unallocated segment	575	711
Revenue	$ 681	$ 2,877

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.